Lease Commitments - Lease Costs (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 234
Finance lease costs
Amortization of leased assets	26
Interest on lease liabilities	2
Variable lease cost	60
Short-term lease cost	5
Sublease income	(32)
Net lease cost	$ 295